Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Summary of Accrued Expenses

As of September 30, 2017 and December 31, 2016 accrued expenses included the following:

	September 30, 2017	December 31, 2016
Accrued Payroll, Officers	$93,209	$31,343
Accrued Payroll and Payroll Taxes	138,119	135,234
Accrued Interest	85,780	21,841
Refundable Advances	100,000	105,000
	$417,108	$293,418

Accrued expenses included the following as of December 31, 2016 and 2015, respectively:

	December 31,	December 31,
	2016	2015
Accrued payroll, officers	$31,343	$64,624
Accrued payroll and payroll taxes	135,234	135,234
Accrued interest	21,841	89,377
Advances	105,000	43,000
	$293,418	$332,235